Class I [Member] Average Annual Total Returns - Class I	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	19.82%	9.96%	11.40%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.86%	7.80%	8.85%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.17%	7.54%	8.67%